Basic and diluted earnings per share (Details) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2019 DKK (kr) EquityInstruments kr / shares shares	Dec. 31, 2018 DKK (kr) EquityInstruments kr / shares shares		Dec. 31, 2017 DKK (kr) EquityInstruments kr / shares shares
Basic and diluted result per share
Net result for the year | kr	kr (571,541)	kr 581,278	[1]	kr (274,413)	[1]
Net result used in the calculation of basic and diluted earnings/losses per share | kr	kr (571,541)	kr 581,278		kr (274,413)
Weighted average number of ordinary shares	33,866,709	30,754,948		27,918,271
Weighted average number of treasury shares	(64,223)	(64,223)		(64,223)
Weighted average number of ordinary shares used in the calculation of basic earnings per share	33,802,486	30,690,725		27,854,048
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	33,802,486	30,696,404		27,854,048
Basic earnings/loss per share(DKK/share) | kr / shares	kr (16.91)	kr 18.94	[1]	kr (9.85)	[1]
Diluted earnings/loss per share (DKK/share) | kr / shares	kr (16.91)	kr 18.94	[1]	kr (9.85)	[1]
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	1,709,912	1,853,359		1,853,784
Out of which these warrants and PSUs are dilutive	0	72,000		0
Out of which these warrants and PSUs are anti-dilutive	1,709,912	1,781,359		1,853,784
2010 employee incentive program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	42,359	218,359		429,784
2015 employee incentive program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	1,647,788	1,635,000		1,424,000
Performance Share Units Under the LTIP 2019 Program [Member]
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	19,765	0		0

[1]	See note 1 to the consolidated financial statements.